Investment properties (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2020
Investment properties
Revenues (Note 23)	$ 70,517	$ 58,814	$ 39,005
Direct operating costs	(22,176)	(19,814)	(15,660)
Development costs	(262)	(400)	(403)
Net realized gain from fair value adjustment of investment properties (i)	12,106	30,138	38,255
Net unrealized loss from fair value adjustment of investment properties (ii)	$ (61,251)	$ (711)	$ (65,724)